Share-Based Compensation - Weighted Average Fair Value for Stock Options Granted (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Dividend yield	0.80%	0.80%	0.60%
Volatility	27.70%	30.20%	30.30%
Risk-free interest rate	3.50%	1.90%	0.70%
Expected life (years)	5 years	5 years	5 years 4 months 24 days
Weighted average fair value of options granted	$ 36.65	$ 32.07	$ 43.91
Intrinsic value of options exercised (in millions)	$ 23.2	$ 20.5	$ 54.6
Tax benefit of options exercised (in millions)	$ 4.4	$ 4.0	$ 10.8